Note 8 - Income Tax (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended					24 Months Ended
	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2019
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss						$ 400,314
Deferred tax expense (income) relating to origination and reversal of temporary differences	$ (45,000)
ARGENTINA
Statement Line Items [Line Items]
Applicable tax rate				35.00%
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes				$ (46,000)
ARGENTINA | Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Applicable tax rate		25.00%					30.00%
UNITED STATES
Statement Line Items [Line Items]
Applicable tax rate				35.00%
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes				$ (15,200)
UNITED STATES | Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Applicable tax rate			21.00%
Welded pipe assets [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss				$ 0	$ 0	$ 400,300